Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Composition of Borrowings
25.1 Composition of borrowings

	2019	2018
Borrowings
In US Dollars and Euros	6,013,920	3,730,201
In Argentine Pesos and Guaraníes	6,211,922	5,442,329

Total	12,225,842	9,172,530

Non-current	6,689,001	4,010,964
Current	5,536,841	5,161,566

Total	12,225,842	9,172,530

Summary of detail information of loans
25.2	Detail of borrowings

	2019					2018
	Company	Ref.	Interest rate	Maturity date	Amount	Amount
Borrowings in US Dollars
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	(1)	3 Month-Libor+ 5.00%	Nov-20	1,573,154	2,274,676
Industrial and Commercial Bank of China (Dubai)	Loma Negra C.I.A.S.A.	(2)	3 Month-Libor+ 5.50%	Jun-20	600,365	579,538
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Mar-21	156,446	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Apr-21	183,584	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	May-21	509,859	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Jun-21	122,546	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Jul-21	30,178	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Aug-21	640,230	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Sep-21	101,489	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Oct-21	207,364	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Nov-21	264,289	—
Industrial and Commercial Bank of China	Loma Negra C.I.A.S.A.	(3)	6 Month-Libor+ 4.25%	Dic-21	185,775	—
Banco Patagonia	Loma Negra C.I.A.S.A.	(6)	8.73%	Feb-20	72,441	—
Banco Patagonia	Loma Negra C.I.A.S.A.	(6)	9.45%	Jan-20	18,922	—
HSBC Bank	Ferrosur Roca S.A.	(11)	9.11%	Aug-20	607,060	—
Banco Latinoamericano de Comercio Exterior S.A.	Ferrosur Roca S.A.	(10)	—	—	—	875,987
Borrowings in Euros
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Apr-21	90,500	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	May-21	21,590	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Jun-21	114,709	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Jul-21	291,134	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Aug-21	25,741	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Sep-21	1,223	—
Banco Itaú S.A.	Loma Negra C.I.A.S.A.	(5)	4.00%	Oct-21	195,321	—

Total borrowings in US Dollars and Euros					6,013,920	3,730,201

Borrowings in Argentine Pesos and Guaraníes
Banco Continental S.A.E.C.A.	Yguazú Cementos S.A.	(14)	8.50%	Aug -25	1,946,234	2,375,014
Sudameris Bank S.A.E.C.A.	Yguazú Cementos S.A.	(15)	9.00%	Aug -25	1,070,118	1,561,240
Banco Itaú Paraguay S.A.	Yguazú Cementos S.A.	(16)	—	—	—	114,209
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(7)	—	—	—	27,684
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(7)	—	—	—	56,778
Banco Provincia de Buenos Aires	Loma Negra C.I.A.S.A.	(7)	—	—	—	8,606
HSBC Bank Argentina S.A.	Loma Negra C.I.A.S.A.	(7)	—	—	—	242,849
HSBC Bank Argentina S.A.	Ferrosur Roca S.A.	(12)	—	—	—	242,849
Banco Macro S.A.	Loma Negra C.I.A.S.A.	(8)	BADLAR + 8.00%	Mar-21	1,007,654	—
Bank overdrafts	Loma Negra C.I.A.S.A.	(9)	52.62%	Ene-20	399,891	7,988
Bank overdrafts	Recycomb S.A.U.	—	—	—	—	9,939
Bank overdrafts	Ferrosur Roca S.A.	(13)	59.82%	Ene-20	1,788,025	795,173

Total borrowings in Argentine Pesos and Guaraníes					6,211,922	5,442,329

Total					12,225,842	9,172,530

Summary of borrowings by Company:	2019	2018
Loma Negra C.I.A.S.A.	6,814,405	3,198,119
Ferrosur Roca S.A.	2,395,085	1,914,009
Recycomb S.A.U.	—	9,939
Yguazú Cementos S.A.	3,016,352	4,050,463

Total	12,225,842	9,172,530

Schedule of Movements of Loans
25.3 Movements of
borrowings
The movements of borrowings for the fiscal year ended December 31, 2019 are as disclosed below:

Balances as of January 1, 2019	9,172,531

New borrowings	9,495,864
Interest accrued	1,233,907
Effect of exchange rate differences	(176,595)
Effect of exchange rate differences on translating foreign operations	479,700
Interest payments	(2,248,504)
Principal payments	(5,731,061)

Balances as of December 31, 2019	12,225,842

Maturity Schedule of Long-term Borrowings	As of December 31, 2019, the long-term borrowings have the following maturity schedule:

Fiscal year
2021	4,089,122
2022	519,976
2023 onwards	2,079,903

Total	6,689,001